Employee Benefits (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Retirement Benefits [Abstract]
Employer Contributions to benefit plans	$ 300	$ 1,000
Total contributions	$ 800	$ 800